Cash and Cash Equivalents - Summary of Components of Other Payments for Operating Activities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH AND CASH EQUIVALENTS
VAT tax debit	$ (73,604,984)	$ (82,831,649)	$ (74,401,438)
Insurance premiums	(31,671,075)	(25,880,528)	(26,594,156)
Tax on emissions	(14,701,389)	(20,707,956)	(24,277,529)
Other	(12,587,714)	(9,792,206)	(9,376,834)
Total	$ (132,565,162)	$ (139,212,339)	$ (134,649,957)